Average Annual Total Returns - FidelityAdvisorValueLeadersFund-AMCIPRO - FidelityAdvisorValueLeadersFund-AMCIPRO - Fidelity Advisor Value Leaders Fund	Dec. 30, 2023
Fidelity Advisor Value Leaders Fund - Class A | Return Before Taxes
Average Annual Return:
Past 1 year	(4.70%)
Past 5 years	4.31%
Past 10 years	8.74%
Fidelity Advisor Value Leaders Fund - Class A | After Taxes on Distributions
Average Annual Return:
Past 1 year	(5.12%)
Past 5 years	3.35%
Past 10 years	8.15%
Fidelity Advisor Value Leaders Fund - Class A | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	(2.49%)
Past 5 years	3.23%
Past 10 years	7.08%
Fidelity Advisor Value Leaders Fund - Class C | Return Before Taxes
Average Annual Return:
Past 1 year	(0.61%)
Past 5 years	4.76%
Past 10 years	8.74%
Fidelity Advisor Value Leaders Fund - Class M | Return Before Taxes
Average Annual Return:
Past 1 year	(2.65%)
Past 5 years	4.55%
Past 10 years	8.73%
Fidelity Advisor Value Leaders Fund - Class I | Return Before Taxes
Average Annual Return:
Past 1 year	1.41%
Past 5 years	5.85%
Past 10 years	9.68%
RS005
Average Annual Return:
Past 1 year	(7.54%)
Past 5 years	6.67%
Past 10 years	10.29%